Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Research and development		$ 2,819	$ 2,766
General and administrative		6,600	1,683
Origination cost of prepaid forward contracts		2,190	0
Total operating expenses		11,609	4,449
Loss from operations		(11,609)	(4,449)
Other income (expense), net
Interest expense		(630)	(212)
Other income			91
Change in fair value of convertible notes derivative liability		(602)	(27)
Change in fair value of forward option-prepaid forward contracts		(10,170)	0
Loss on sale of recycled shares		(1)	0
Total other expense, net		(11,403)	(148)
Loss before income tax provision (benefit)		(23,012)	(4,597)
Income tax provision (benefit)		1	(1)
Net loss		$ (23,013)	$ (4,596)
Net loss per share:
Net loss per share of common stock, basic		$ (2.8)	$ (0.63)
Diluted net loss per share		$ (2.8)	$ (0.63)
Weighted-average shares outstanding - basic	[1]	8,211,256	7,238,767
Weighted-average shares outstanding - diluted	[1]	8,211,256	7,238,767

[1]	Retroactively restated to give effect to the reverse recapitalization